Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2017
Construction in progress [abstract]
Construction in progress

	2016	2017
	RMB’000	RMB’000
As at 1 January	722,520	717,672
Additions	823,743	1,415,662
Transferred to property plant and Equipment (Note 15)	(828,591)	(1,132,216)

As at 31 December	717,672	1,001,118